Consolidated Balance Sheets (Parentheticals) - $ / shares		Mar. 31, 2026	Sep. 30, 2025
Class A ordinary shares
Ordinary Shares, par value (in Dollars per share)	[1]	$ 0.001	$ 500
Ordinary Shares, authorized (in Shares)	[1]	160,000,000	400,000,000
Ordinary Shares, issued (in Shares)	[1]	16,238	96
Ordinary Shares, outstanding (in Shares)	[1]	16,238	96
Class B ordinary shares
Ordinary Shares, par value (in Dollars per share)	[1]	$ 0.001	$ 0.001
Ordinary Shares, authorized (in Shares)	[1]	40,000,000	1,000,000
Ordinary Shares, issued (in Shares)	[1]	1,008	8
Ordinary Shares, outstanding (in Shares)	[1]	1,008	8

[1]	Giving retroactive effect to the 100 to 1 Shares Consolidation on October 21, 2025, 100 to 1 Shares Consolidation on December 29, 2025, and 100 to 1 Shares Consolidation on June 18, 2026.